Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

September 30, 2023

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 84.7%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,212,035	$11,744,552
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	1,844,820	17,304,234
Janus Henderson Asia Equity Fund - Class N Shares*	626,941	5,848,535
Janus Henderson Contrarian Fund - Class N Shares	433,982	10,788,684
Janus Henderson Emerging Markets Fund - Class N Shares*	1,625,552	13,784,654
Janus Henderson Enterprise Fund - Class N Shares	66,837	8,767,677
Janus Henderson European Focus Fund - Class N Shares	196,580	7,737,340
Janus Henderson Forty Fund - Class N Shares	233,513	10,911,920
Janus Henderson Global Equity Income Fund - Class N Shares	2,284,263	13,088,663
Janus Henderson Global Real Estate Fund - Class N Shares	568,456	5,974,374
Janus Henderson Global Research Fund - Class N Shares	85,132	7,583,463
Janus Henderson Global Select Fund - Class N Shares	541,611	8,958,359
Janus Henderson Growth and Income Fund - Class N Shares	219,855	14,672,980
Janus Henderson Overseas Fund - Class N Shares	403,179	16,344,765
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	736,063	9,487,615
Janus Henderson Triton Fund - Class N Shares	276,377	7,160,870
Janus Henderson U.S. Dividend Income Fund - Class N Shares	825,950	8,168,619
		178,327,304
Exchange-Traded Funds (ETFs) – 0.9%
Janus Henderson AAA CLO	36,979	1,861,074
Fixed Income Funds – 14.3%
Janus Henderson Flexible Bond Fund - Class N Shares	753,526	6,706,275
Janus Henderson Global Bond Fund - Class N Shares	2,854,894	20,897,381
Janus Henderson High-Yield Fund - Class N Shares	113,025	778,740
Janus Henderson Multi-Sector Income Fund - Class N Shares	104,652	866,516
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	338,747	941,713
		30,190,625
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	197,778	197,837
Total Investments (total cost $204,268,530) – 100.0%		210,576,840
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(58,956)
Net Assets – 100%		$210,517,884

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions from Underlying Funds	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 100.0%
Equity Funds - 84.7%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$-	$(42,525)	$-	$(322,041)	$11,744,552
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	-	(109,149)	-	(698,236)	17,304,234
Janus Henderson Asia Equity Fund - Class N Shares*	-	(75,071)	-	(254,919)	5,848,535
Janus Henderson Contrarian Fund - Class N Shares	-	52,633	-	(757,552)	10,788,684
Janus Henderson Emerging Markets Fund - Class N Shares*	-	(1,517,952)	-	821,212	13,784,654
Janus Henderson Enterprise Fund - Class N Shares	-	(7,526)	-	(390,414)	8,767,677
Janus Henderson European Focus Fund - Class N Shares	-	11,415	-	(411,961)	7,737,340
Janus Henderson Forty Fund - Class N Shares	-	40,221	-	(419,836)	10,911,920
Janus Henderson Global Equity Income Fund - Class N Shares	252,312	(10,041)	-	(606,221)	13,088,663
Janus Henderson Global Real Estate Fund - Class N Shares	42,006	(22,184)	-	(385,141)	5,974,374
Janus Henderson Global Research Fund - Class N Shares	-	7,201	-	(267,166)	7,583,463
Janus Henderson Global Select Fund - Class N Shares	-	87,877	-	(308,746)	8,958,359
Janus Henderson Growth and Income Fund - Class N Shares	46,124	11,625	-	(738,787)	14,672,980
Janus Henderson Overseas Fund - Class N Shares	-	120,104	-	(986,367)	16,344,765
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	-	(86,586)	-	(427,300)	9,487,615
Janus Henderson Triton Fund - Class N Shares	-	(22,368)	-	(401,920)	7,160,870
Janus Henderson U.S. Dividend Income Fund - Class N Shares	45,922	8,088	-	(284,577)	8,168,619
Total Equity Funds	$386,364	$(1,554,238)	$-	$(6,839,972)	$178,327,304
Exchange-Traded Funds (ETFs) - 0.9%
Janus Henderson AAA CLO	29,368	618	-	17,123	1,861,074
Fixed Income Funds - 14.3%
Janus Henderson Flexible Bond Fund - Class N Shares	123,007	(248,077)	-	(171,173)	6,706,275
Janus Henderson Global Bond Fund - Class N Shares	141,444	(337,916)	-	(960,626)	20,897,381
Janus Henderson High-Yield Fund - Class N Shares	13,127	(1,592)	-	(16,469)	778,740
Janus Henderson Multi-Sector Income Fund - Class N Shares	8,984	(29)	-	(13,243)	866,516
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	31,929	(37,639)	-	34,348	941,713
Total Fixed Income Funds	$318,491	$(625,253)	$-	$(1,127,163)	$30,190,625
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	2,259	-	-	20	197,837
Total Affiliated Investments - 100.0%	$736,482	$(2,178,873)	$-	$(7,949,992)	$210,576,840

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 100.0%
Equity Funds - 84.7%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	12,443,914	57,941	(392,737)	11,744,552
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	17,762,545	858,984	(509,910)	17,304,234
Janus Henderson Asia Equity Fund - Class N Shares*	6,574,368	28,828	(424,671)	5,848,535
Janus Henderson Contrarian Fund - Class N Shares	11,934,681	54,539	(495,617)	10,788,684
Janus Henderson Emerging Markets Fund - Class N Shares*	18,554,793	68,817	(4,142,216)	13,784,654
Janus Henderson Enterprise Fund - Class N Shares	9,119,303	306,536	(260,222)	8,767,677
Janus Henderson European Focus Fund - Class N Shares	4,876,866	3,418,473	(157,453)	7,737,340
Janus Henderson Forty Fund - Class N Shares	9,481,531	2,095,183	(285,179)	10,911,920
Janus Henderson Global Equity Income Fund - Class N Shares	8,892,937	5,093,684	(281,696)	13,088,663
Janus Henderson Global Real Estate Fund - Class N Shares	6,903,772	72,546	(594,619)	5,974,374
Janus Henderson Global Research Fund - Class N Shares	6,288,233	1,745,120	(189,925)	7,583,463
Janus Henderson Global Select Fund - Class N Shares	10,170,853	45,110	(1,036,735)	8,958,359
Janus Henderson Growth and Income Fund - Class N Shares	9,300,603	6,400,992	(301,453)	14,672,980
Janus Henderson Overseas Fund - Class N Shares	19,492,007	81,632	(2,362,611)	16,344,765
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	11,258,174	47,039	(1,303,712)	9,487,615
Janus Henderson Triton Fund - Class N Shares	7,514,081	284,771	(213,694)	7,160,870
Janus Henderson U.S. Dividend Income Fund - Class N Shares	8,700,249	86,710	(341,851)	8,168,619
Exchange-Traded Funds (ETFs) - 0.9%
Janus Henderson AAA CLO	1,874,908	23,930	(55,505)	1,861,074
Fixed Income Funds - 14.3%
Janus Henderson Flexible Bond Fund - Class N Shares	12,673,083	156,960	(5,704,518)	6,706,275
Janus Henderson Global Bond Fund - Class N Shares	27,664,133	245,534	(5,713,744)	20,897,381
Janus Henderson High-Yield Fund - Class N Shares	813,130	16,922	(33,251)	778,740
Janus Henderson Multi-Sector Income Fund - Class N Shares	401,077	493,041	(14,330)	866,516
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	3,543,268	36,965	(2,635,229)	941,713
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	154,030	273,030	(229,243)	197,837

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$178,327,304	$-	$-
Exchange-Traded Funds (ETFs)	1,861,074	-	-
Fixed Income Funds	30,190,625	-	-
Money Markets	-	197,837	-
Total Assets	$210,379,003	$197,837	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70268 11-23